Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Discontinued Operations Balance Sheet and Income Statement

The assets and liabilities associated with discontinued operations prior to the sale have been segregated in our consolidated balance sheets. The major assets and liability categories were as follows as of the dates indicated:

(Amounts in millions)	March 31, 2013	December 31, 2012
Assets
Other invested assets	$10	$10
Cash and cash equivalents	22	21
Intangible assets	116	115
Goodwill	247	260
Other assets	44	33

Assets associated with discontinued operations	$439	$439

Liabilities
Other liabilities	$70	$48
Deferred tax liability	16	13

Liabilities associated with discontinued operations	$86	$61

Summary operating results of discontinued operations were as follows for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
Revenues	$78	$111

Income (loss) before income taxes	$(19)	$20
Provision for income taxes	1	8

Income (loss) from discontinued operations, net of taxes	$(20)	$12

The assets and liabilities associated with discontinued operations prior to the sale have been segregated in the consolidated balance sheets. The major assets and liability categories were as follows as of December 31:

(Amounts in millions)	2012	2011
Assets
Equity securities	$—	$2
Other invested assets	10	—
Cash and cash equivalents	21	45
Intangible assets	115	112
Goodwill	260	295
Other assets	33	52

Assets associated with discontinued operations	$439	$506

Liabilities
Other liabilities	$48	$78
Deferred tax liability	13	2

Liabilities associated with discontinued operations	$61	$80

Summary operating results of discontinued operations were as follows for the years ended December 31:

(Amounts in millions)	2012	2011	2010
Revenues	$387	$428	$352

Income before income taxes	$110	$59	$69
Provision for income taxes	53	23	24

Income from discontinued operations, net of taxes	$57	$36	$45